EARNINGS (LOSS) PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per common share
Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
(in thousands)
Net income, net of noncontrolling interest	$965	$343	$2,099	$982
Less preferred stock dividends and discount accretion	305	664	915	1,156
Net income (loss) available to common shareholders’	$660	$(321)	$1,184	$(174)
Weighted average common shares outstanding	3,415	3,472	3,449	3,467
Effect of dilutive stock instruments	16	—	16	—
Diluted weighted average common shares outstanding	3,431	3,472	3,465	3,467
Basic earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)
Diluted earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)